Cover			3 Months Ended
	Oct. 26, 2020	Jul. 29, 2020	Sep. 30, 2020	Mar. 31, 2020
Cover [Abstract]
Document Type			8-K
Document Period End Date	Oct. 26, 2020
Entity Registrant Name			TriCo Bancshares
Entity Incorporation, State or Country Code		CA
Entity File Number		0-10661
Entity Tax Identification Number		94-2792841
Entity Address, Address Line One		63 Constitution Drive
Entity Address, City or Town		Chico,
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95973
City Area Code		530
Local Phone Number		898-0300
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, no par value
Trading Symbol		TCBK
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag				false
Entity Central Index Key		0000356171